Share Capital	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Share Capital	30. SHARE CAPITAL

	Group
		Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2018, 1 January 2019 and 31 December 2019	7,060,000,000	7,060

Santander UK Group Holdings plc [member]
Statement [Line Items]
Share Capital	12. SHARE CAPITAL Details of the Company’s share capital are set out in Note 30 to the Consolidated Financial Statements.